SCHEDULE OF BANK BORROWINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Total	$ 12,641	$ 5,019
Within 12 months [Member]
Short-Term Debt [Line Items]
Total	12,641	4,588
Over 1 year [Member]
Short-Term Debt [Line Items]
Total		$ 431
Minimum [Member]
Short-Term Debt [Line Items]
Terms of repayments	12 months	12 months
Annual interest rate	2.50%	3.50%
Maximum [Member]
Short-Term Debt [Line Items]
Terms of repayments	5 years	5 years
Term Loan [Member]
Short-Term Debt [Line Items]
Total	$ 428	$ 1,521
Term Loan [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Terms of repayments	2
Annual interest rate	2.50%
Term Loan [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Terms of repayments	5 years
Annual interest rate	3.50%
Trust Receipts [Member]
Short-Term Debt [Line Items]
Total	$ 12,213	3,498
Terms of repayments	Within 12 months
Annual interest rate	6.34%
Bank Overdraft [Member]
Short-Term Debt [Line Items]
Total
Terms of repayments	Within 12 months
Annual interest rate